Note 2 - Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Available-for-sale Securities (in Dollars)	$ 0	$ 0
Marketing and Advertising Expense (in Dollars)	782,000	948,000	$ 1,349,000
Advertising Expense (in Dollars)	$ 236,000	$ 205,000	$ 297,000
Transportation Equipment [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Building and Building Improvements [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	35 years
Minimum [Member] | Equipment [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Furniture and Fixtures [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Leasehold Improvements [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Maximum [Member] | Building and Building Improvements [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Maximum [Member] | Equipment [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Maximum [Member] | Furniture and Fixtures [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	9 years
Maximum [Member] | Leasehold Improvements [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	6 years